Income Tax (Details) - Schedule of actual income tax expenses reported in consolidated statements of comprehensive income(loss) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Actual Income Tax Expenses Reported In Consolidated Statements Of Comprehensive Income Loss Abstract
Loss before income taxes	¥ (2,156)	¥ (166,386)
Computed expected tax benefit	(6,736)	(36,744)
Increase/(decrease) in income taxes resulting from:
Non-deductible expenses	1,532	8,215
Additional deduction for research and development expenses	(601)	(1,198)
Preferential tax rate	(2,678)	2,060
Change in valuation allowance	8,298	30,934
Total	¥ (185)	¥ 3,267